Warrants (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Oct. 31, 2014 Y	Jan. 31, 2014 Y
Warrants 1		51,082,330
Warrants 2		1.8
Warrants 3		$ 0.027
Warrants 4		109,275
Warrants 1	65,366,708
Warrants 2	65,366,708
Warrants 3	1.26
Warrants 4	0.025
Warrants 5	7,251
Warrants 6	500,000
Warrants 7	3,730,174
Warrants 8	1,592,769
Warrants 9	0.028
Warrants 10	6,440
Warrants 11	6,424,979
Warrants 12	0.015
Warrants 13	$ 0.028